Related party transactions (Details)	12 Months Ended
Jun. 30, 2026
Alejandro G. Elsztain [Member]
Statement [Line Items]
Date of birth	03/31/1966
Position	General Manager
Current position since	1994
Diego Chillado Biaus [Member]
Statement [Line Items]
Date of birth	09/15/1978
Position	General Manager of Livestock Operations and Specialties in Argentina
Current position since	2022
Matias 1 Gaivironsky [Member]
Statement [Line Items]
Date of birth	02/23/1976
Position	Administrative and Financial Manager
Current position since	2011